Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions					1 Months Ended		12 Months Ended
	Mar. 24, 2023	Feb. 01, 2023	Jan. 31, 2023	Dec. 20, 2022	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance						€ 6,620	€ 6,620
Profit/(loss) for the year							318	€ 308	€ 2,580
Other movements							87	59	16
Ending balance					€ 5,244		€ 5,244	6,620
Telefônica Brasil, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of ownership interest (as a percent)							75.29%
Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of ownership interest (as a percent)							82.43%
Telefónica Colombia
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of ownership interest (as a percent)							67.50%
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies								€ 23
Proportion of ownership interest (as a percent)							55.00%
Percentage of voting equity interests acquired								100.00%
Sales of non-controlling interests and inclusion of companies								€ 23
Pontel Participaciones, S.L. Holding company
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of ownership interest (as a percent)		70.00%	83.35%
Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of ownership interest (as a percent)							70.00%
Percentage of voting equity interests acquired					40.00%		40.00%
Increase (decrease) in income taxes receivable						(876)
Telefónica Deutschland Holding A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies					€ 816
Sales of non-controlling interests and inclusion of companies					€ 816
Telefónica, S.A. | Telefônica Brasil, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of ownership interest (as a percent)							38.39%
Telefónica, S.A. | Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of ownership interest (as a percent)							13.20%
Telefónica, S.A. | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of voting rights held in subsidiary (as a percent)				55.00%
Vauban/CAA | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of voting rights held in subsidiary (as a percent)				45.00%
Proportion of voting rights held in associate (in percentage)				45.00%
Pontegadea Inversiones, S.L.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Cash received from income taxes receivable			€ 88			€ 88
Cash received from income taxes receivable (in percentage)			9.99%			9.99%
Pontegadea Inversiones, S.L. | Pontel Participaciones, S.L. Holding company
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of voting rights held in subsidiary (as a percent)		30.00%	16.65%
Pontel Participaciones, S.L. Holding company
Equity Attributable to Non-Controlling Interests [Roll Forward]
Share capital amount			€ 111			€ 111
Pontel Participaciones, S.L. Holding company | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of voting rights held in associate (in percentage)			60.00%
Percentage of voting equity interests acquired			40.00%			40.00%
KKR Alameda Aggregator L.P.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Cash received from income taxes receivable			€ 351			€ 351
Cash received from income taxes receivable (in percentage)			40.00%			40.00%
KKR Alameda Aggregator L.P. | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Percentage of voting equity interests acquired					4000.00%		4000.00%
Non-controlling interests
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies	€ (585)
Other movements								1
Sales of non-controlling interests and inclusion of companies	(585)
Non-controlling interests | Telefônica Brasil, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance						€ 3,399	€ 3,399	3,106	3,106
Sales of non-controlling interests and inclusion of companies							0	0	0
Acquisitions of non-controlling interests and exclusion of companies							(111)	(86)	(63)
Dividends paid							(158)	(241)	(236)
Profit/(loss) for the year							238	198	271
Change in translation differences							182	425	17
Other movements							(4)	(3)	11
Ending balance					€ 3,546		3,546	3,399	3,106
Sales of non-controlling interests and inclusion of companies							0	0	0
Non-controlling interests | Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance						2,237	2,237	2,353	2,346
Sales of non-controlling interests and inclusion of companies							0	0	0
Acquisitions of non-controlling interests and exclusion of companies							(866)	(48)	(56)
Dividends paid							(157)	(161)	(165)
Profit/(loss) for the year							71	68	218
Change in translation differences							0	0	0
Other movements							1	25	10
Ending balance					1,286		1,286	2,237	2,353
Sales of non-controlling interests and inclusion of companies							0	0	0
Non-controlling interests | Telefónica Colombia
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance						344	344	409	408
Sales of non-controlling interests and inclusion of companies							0	0	0
Acquisitions of non-controlling interests and exclusion of companies							0	0	0
Dividends paid							0	(7)	0
Profit/(loss) for the year							(44)	(4)	7
Change in translation differences							70	(47)	(28)
Other movements							(8)	(7)	22
Ending balance					362		362	344	409
Sales of non-controlling interests and inclusion of companies							0	0	0
Non-controlling interests | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance						599	599	546	1,089
Sales of non-controlling interests and inclusion of companies							0	0	0
Acquisitions of non-controlling interests and exclusion of companies							(585)	0	0
Dividends paid							(28)	0	(2,645)
Profit/(loss) for the year							22	50	2,098
Change in translation differences							(19)	13	16
Other movements							11	(10)	(12)
Ending balance					0		0	599	546
Sales of non-controlling interests and inclusion of companies							0	0	0
Non-controlling interests | Other
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance						41	41	63	76
Sales of non-controlling interests and inclusion of companies							0	23	0
Acquisitions of non-controlling interests and exclusion of companies							(17)	(44)	0
Dividends paid							(2)	(2)	(5)
Profit/(loss) for the year							31	(4)	(14)
Change in translation differences							0	2	5
Other movements							(3)	3	1
Ending balance					50		50	41	63
Sales of non-controlling interests and inclusion of companies							0	23	0
Non-controlling interests | Telefónica, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance						€ 6,620	6,620	6,477	7,025
Sales of non-controlling interests and inclusion of companies							0	23	0
Acquisitions of non-controlling interests and exclusion of companies							(1,579)	(178)	(119)
Dividends paid							(345)	(411)	(3,051)
Profit/(loss) for the year							318	308	2,580
Change in translation differences							233	393	10
Other movements							(3)	8	32
Ending balance					€ 5,244		5,244	6,620	6,477
Sales of non-controlling interests and inclusion of companies							0	23	0
Total
Equity Attributable to Non-Controlling Interests [Roll Forward]
Sales of non-controlling interests and inclusion of companies	(46)
Other movements							€ 87	€ 58	€ 16
Sales of non-controlling interests and inclusion of companies	€ (46)